Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.3%
6,064	iShares 20+ Year Treasury Bond ETF	$ 848,172	2 .0
25,778	Vanguard Emerging Markets ETF	1,232,704	2 .9
120,770	Vanguard FTSE Developed Markets ETF	5,771,598	13 .5
9,069	Vanguard Mid-Cap ETF	2,107,726	4 .9

	Total Exchange-Traded Funds
	(Cost $10,437,422)	9,960,200	23 .3

MUTUAL FUNDS: 76.7%
	Affiliated Investment Companies: 17.2%
47,591	Voya Intermediate Bond Fund - Class P3	467,821	1 .1
148,977	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,680,456	3 .9
319,963	Voya Multi-Manager International Equity Fund - Class P3	3,461,997	8 .1
182,951	Voya Multi-Manager International Factors Fund - Class P3	1,749,009	4 .1
		7,359,283	17 .2

	Unaffiliated Investment Companies: 59.5%
492,069	TIAA-CREF S&P 500 Index Fund - Institutional Class	23,579,951	55 .3
76,056	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	1,781,226	4 .2
		25,361,177	59 .5
	Total Mutual Funds
	(Cost $34,330,395)	32,720,460	76 .7

	Total Investments in Securities (Cost $44,767,817)	$ 42,680,660	100 .0
	Assets in Excess of Other Liabilities	17,681	0 .0
	Net Assets	$ 42,698,341	100 .0

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,960,200	$–	$–	$9,960,200
Mutual Funds	32,720,460	–	–	32,720,460
Total Investments, at fair value	$42,680,660	$–	$–	$42,680,660

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$908,895	$602,105	$(1,054,979)	$11,800	$467,821	$22,309	$(80,086)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,611,848	1,331,935	(643,329)	(619,998)	1,680,456	32,020	80,375	215,213
Voya Multi-Manager International Equity Fund - Class P3	2,321,012	3,759,811	(1,608,009)	(1,010,817)	3,461,997	45,724	31,805	564,515
Voya Multi-Manager International Factors Fund - Class P3	1,007,367	1,908,525	(845,270)	(321,613)	1,749,009	68,082	13,417	161,207
	$5,849,122	$7,602,376	$(4,151,587)	$(1,940,628)	$7,359,283	$168,135	$45,511	$940,935

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $44,795,710.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 88,937
Gross Unrealized Depreciation	(2,203,987)

Net Unrealized Depreciation	$ (2,115,050)